Schedule of Property, Plant and Equipment (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	$ 85,310,736	$ 77,143,768
Additions (Cost)		6,884,088
Disposals (Cost)		(432,184)
Foreign currency translation effects (Cost)		1,715,064
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	1,319,656
PP&E Ending Balance (Cost)	86,630,392	85,310,736
PP&E Beginning Balance (Accumulated Depreciation)	48,048,524	42,782,544
Depreciation (Accumulated Depreciation)		4,810,589
Foreign currency translation effects (Accumulated Depreciation)		455,391
Depreciation, disposals and foreign currency translation effects, net (Accumulated Depreciation)	1,486,282
PP&E Ending Balance (Accumulated Depreciation)	49,534,806	48,048,524
PP&E Beginning Balance (Accumulated Impairment)		2,426,874
PP&E Ending Balance (Accumulated Impairment)	2,426,874
PP&E Beginning Balance (Net Carrying Amount)	34,835,338	31,934,350
PP&E Ending Balance (Net Carrying Amount)	34,668,712	34,835,338
Land [member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	2,809,060	635,967
Additions (Cost)		1,716,743
Foreign currency translation effects (Cost)		456,350
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	1,140,167
PP&E Ending Balance (Cost)	3,949,227	2,809,060
PP&E Beginning Balance (Accumulated Depreciation)
PP&E Ending Balance (Accumulated Depreciation)
PP&E Beginning Balance (Accumulated Impairment)
PP&E Ending Balance (Accumulated Impairment)
PP&E Beginning Balance (Net Carrying Amount)	2,809,060	635,967
PP&E Ending Balance (Net Carrying Amount)	3,949,227	2,809,060
Depreciation expense	2,495,270
Gains (losses) on disposals of property, plant and equipment	494,922
Buildings [member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	2,028,345	1,602,908
Additions (Cost)		336,095
Foreign currency translation effects (Cost)		89,342
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	(29,703)
PP&E Ending Balance (Cost)	1,998,642	2,028,345
PP&E Beginning Balance (Accumulated Depreciation)	717,256	665,291
Depreciation (Accumulated Depreciation)		47,471
Foreign currency translation effects (Accumulated Depreciation)		4,494
Depreciation, disposals and foreign currency translation effects, net (Accumulated Depreciation)	21,174
PP&E Ending Balance (Accumulated Depreciation)	738,430	717,256
PP&E Beginning Balance (Accumulated Impairment)		60
PP&E Ending Balance (Accumulated Impairment)	60
PP&E Beginning Balance (Net Carrying Amount)	1,311,029	937,557
PP&E Ending Balance (Net Carrying Amount)	1,260,152	1,311,029
Private Utilities [Member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	11,374,602	11,044,919
Additions (Cost)		260,450
Foreign currency translation effects (Cost)		69,233
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	(28,295)
PP&E Ending Balance (Cost)	11,346,307	11,374,602
PP&E Beginning Balance (Accumulated Depreciation)	2,521,706	2,127,711
Depreciation (Accumulated Depreciation)		359,923
Foreign currency translation effects (Accumulated Depreciation)		34,072
Depreciation, disposals and foreign currency translation effects, net (Accumulated Depreciation)	136,281
PP&E Ending Balance (Accumulated Depreciation)	2,657,987	2,521,706
PP&E Beginning Balance (Accumulated Impairment)		217,698
PP&E Ending Balance (Accumulated Impairment)	217,698
PP&E Beginning Balance (Net Carrying Amount)	8,635,198	8,699,510
PP&E Ending Balance (Net Carrying Amount)	8,470,622	8,635,198
Technology Infrastructure [Member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	1,194,349	1,173,963
Additions (Cost)		16,105
Foreign currency translation effects (Cost)		4,281
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	(956)
PP&E Ending Balance (Cost)	1,193,393	1,194,349
PP&E Beginning Balance (Accumulated Depreciation)	255,152	213,114
Depreciation (Accumulated Depreciation)		38,403
Foreign currency translation effects (Accumulated Depreciation)		3,635
Depreciation, disposals and foreign currency translation effects, net (Accumulated Depreciation)	20,371
PP&E Ending Balance (Accumulated Depreciation)	275,523	255,152
PP&E Beginning Balance (Accumulated Impairment)		7,835
PP&E Ending Balance (Accumulated Impairment)	7,835
PP&E Beginning Balance (Net Carrying Amount)	931,362	953,014
PP&E Ending Balance (Net Carrying Amount)	910,035	931,362
Mining Equipment [Member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	60,127,029	59,308,322
Additions (Cost)		1,078,962
Disposals (Cost)		(432,184)
Foreign currency translation effects (Cost)		171,929
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	(1,189,330)
PP&E Ending Balance (Cost)	58,937,699	60,127,029
PP&E Beginning Balance (Accumulated Depreciation)	44,554,410	39,776,428
Depreciation (Accumulated Depreciation)		4,364,792
Foreign currency translation effects (Accumulated Depreciation)		413,190
Depreciation, disposals and foreign currency translation effects, net (Accumulated Depreciation)	1,308,456
PP&E Ending Balance (Accumulated Depreciation)	45,862,866	44,554,410
PP&E Beginning Balance (Accumulated Impairment)		2,201,281
PP&E Ending Balance (Accumulated Impairment)	2,201,281
PP&E Beginning Balance (Net Carrying Amount)	13,371,338	17,330,613
PP&E Ending Balance (Net Carrying Amount)	10,873,552	13,371,338
Construction in progress [member]
IfrsStatementLineItems [Line Items]
PP&E Beginning Balance (Cost)	7,777,351	3,377,689
Additions (Cost)		3,475,733
Foreign currency translation effects (Cost)		923,929
Additions, disposals, transfers and foreign currency translation effects, net (Cost)	1,427,773
PP&E Ending Balance (Cost)	9,205,124	7,777,351
PP&E Beginning Balance (Accumulated Depreciation)
PP&E Ending Balance (Accumulated Depreciation)
PP&E Beginning Balance (Accumulated Impairment)
PP&E Ending Balance (Accumulated Impairment)
PP&E Beginning Balance (Net Carrying Amount)	7,777,351	3,377,689
PP&E Ending Balance (Net Carrying Amount)	$ 9,205,124	$ 7,777,351